January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Enhanced Large Cap Core Active ETF | ENHU | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Carpenter Technology Corp.	17	$5,403
General Dynamics Corp.	68	23,874
General Electric Co.	153	46,939
HEICO Corp., Class A	85	21,640
Leonardo DRS, Inc.	17	698
Lockheed Martin Corp.	51	32,345
Northrop Grumman Corp.	17	11,769
RTX Corp.	238	47,821
		190,489
Automobile Components — 0.3%
BorgWarner, Inc.	544	25,791
Automobiles — 2.0%
Ford Motor Co.	391	5,427
General Motors Co.	204	17,136
Tesla, Inc.(a)	357	153,656
		176,219
Banks — 3.5%
Bank of America Corp.	1,241	66,021
Huntington Bancshares, Inc./Ohio	1,445	25,258
JPMorgan Chase & Co.	323	98,802
KeyCorp	119	2,561
NU Holdings Ltd./Cayman Islands, Class A(a)	476	8,449
PNC Financial Services Group, Inc.(The)	119	26,573
U.S. Bancorp	833	46,740
Wells Fargo & Co.	306	27,690
		302,094
Beverages — 0.6%
Coca-Cola Co.(The)	595	44,512
Keurig Dr Pepper, Inc.	102	2,799
Monster Beverage Corp.(a)	17	1,373
		48,684
Biotechnology — 2.3%
AbbVie, Inc.	289	64,450
Alnylam Pharmaceuticals, Inc.(a)	17	5,747
Amgen, Inc.	68	23,248
Exact Sciences Corp.(a)	34	3,480
Exelixis, Inc.(a)	153	6,328
Gilead Sciences, Inc.	136	19,305
Insmed, Inc.(a)	17	2,667
Moderna, Inc.(a)	238	10,489
Natera, Inc.(a)	68	15,717
Neurocrine Biosciences, Inc.(a)	17	2,313
Regeneron Pharmaceuticals, Inc.	34	25,209
Ultragenyx Pharmaceutical, Inc.(a)	34	818
United Therapeutics Corp.(a)	17	7,981
Vertex Pharmaceuticals, Inc.(a)	34	15,977
Viking Therapeutics, Inc.(a)	17	494
		204,223
Broadline Retail — 4.1%
Amazon.com, Inc.(a)	1,496	357,993
Etsy, Inc.(a)	34	1,800
		359,793
Building Products — 0.3%
Fortune Brands Innovations, Inc.	17	920
Owens Corning	68	8,149
Trane Technologies PLC	34	14,300
		23,369
Security	Shares	Value
Capital Markets — 3.4%
Ares Management Corp., Class A	68	$10,178
Blackstone, Inc., NVS	119	16,948
Charles Schwab Corp.(The)	680	70,666
CME Group, Inc.	68	19,656
Franklin Resources, Inc.	153	4,073
Hamilton Lane, Inc., Class A	17	2,401
Interactive Brokers Group, Inc., Class A	221	16,548
Intercontinental Exchange, Inc.	306	53,177
Invesco Ltd.	425	11,598
Jefferies Financial Group, Inc.	153	9,361
KKR & Co., Inc.	17	1,942
Moody's Corp.	34	17,529
Morgan Stanley	51	9,323
Robinhood Markets, Inc., Class A(a)	34	3,382
S&P Global, Inc.	85	44,862
Tradeweb Markets, Inc., Class A	17	1,752
XP, Inc., Class A	51	995
		294,391
Chemicals — 0.8%
Corteva, Inc.	646	47,029
Dow, Inc.	51	1,405
Huntsman Corp.	544	5,886
LyondellBasell Industries NV, Class A	153	7,497
Mosaic Co.(The)	136	3,740
RPM International, Inc.	17	1,818
		67,375
Commercial Services & Supplies — 0.8%
Cintas Corp.	119	22,775
Copart, Inc.(a)	221	8,968
Veralto Corp.	374	37,019
		68,762
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	255	36,144
Cisco Systems, Inc.	289	22,634
Motorola Solutions, Inc.	51	20,530
		79,308
Construction & Engineering — 0.4%
Comfort Systems USA, Inc.	17	19,416
MasTec, Inc.(a)	68	16,352
		35,768
Consumer Finance — 1.0%
Ally Financial, Inc.	255	10,781
American Express Co.	68	23,948
Capital One Financial Corp.	170	37,218
OneMain Holdings, Inc.	255	16,713
		88,660
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	136	127,874
Dollar General Corp.	34	4,877
Sprouts Farmers Market, Inc.(a)	68	4,822
Target Corp.	17	1,793
Walmart, Inc.	1,054	125,573
		264,939
Containers & Packaging — 0.2%
AptarGroup, Inc.	17	2,124
Smurfit WestRock PLC	323	13,447
		15,571
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)	51	4,724

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,275	$33,418
Comcast Corp., Class A	918	27,310
		60,728
Electric Utilities — 0.9%
Edison International	323	20,116
Entergy Corp.	187	17,931
Eversource Energy	119	8,227
NextEra Energy, Inc.	119	10,460
NRG Energy, Inc.	68	10,379
PG&E Corp.	595	9,175
		76,288
Electrical Equipment — 1.1%
AMETEK, Inc.	119	26,654
GE Vernova, Inc.	34	24,697
Rockwell Automation, Inc.	51	21,504
Vertiv Holdings Co., Class A	102	18,990
		91,845
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	476	68,582
Flex Ltd.(a)	136	8,573
Jabil, Inc.	34	8,065
		85,220
Entertainment — 0.7%
Electronic Arts, Inc.	17	3,466
Netflix, Inc.(a)	510	42,580
ROBLOX Corp., Class A(a)	68	4,472
Roku, Inc.(a)	85	8,092
Take-Two Interactive Software, Inc.(a)	17	3,745
		62,355
Financial Services — 3.7%
Affirm Holdings, Inc.(a)	17	1,025
Berkshire Hathaway, Inc., Class B(a)	238	114,366
Block, Inc.(a)	68	4,109
Fidelity National Information Services, Inc.	204	11,271
Fiserv, Inc.(a)	119	7,584
Mastercard, Inc., Class A	136	73,276
Rocket Cos. Inc, Class A	34	610
Visa, Inc., Class A	340	109,422
		321,663
Ground Transportation — 0.5%
Ryder System, Inc.	51	9,755
Uber Technologies, Inc.(a)	170	13,609
Union Pacific Corp.	85	19,983
		43,347
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(a)	629	58,830
Dexcom, Inc.(a)	17	1,242
Glaukos Corp.(a)	51	6,088
Intuitive Surgical, Inc.(a)	68	34,287
Medtronic PLC	102	10,502
Stryker Corp.	153	56,543
		167,492
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	85	18,265
Centene Corp.(a)	408	17,674
HCA Healthcare, Inc.	68	33,202
HealthEquity, Inc.(a)	51	4,369
McKesson Corp.	17	14,131
Molina Healthcare, Inc.(a)	17	3,053
Quest Diagnostics, Inc.	85	15,897
Security	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)	17	$3,218
UnitedHealth Group, Inc.	119	34,145
		143,954
Health Care REITs — 0.3%
Ventas, Inc.	357	27,728
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)	17	637
Veeva Systems, Inc., Class A(a)	34	6,933
		7,570
Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.(a)	17	2,681
Carnival Corp.(a)	340	10,207
Chipotle Mexican Grill, Inc., Class A(a)	374	14,537
Darden Restaurants, Inc.	51	10,167
DraftKings, Inc., Class A (a)	102	2,806
Las Vegas Sands Corp.	170	8,964
Life Time Group Holdings, Inc.(a)	68	1,984
McDonald's Corp.	34	10,710
Norwegian Cruise Line Holdings Ltd.(a)	663	14,559
Royal Caribbean Cruises Ltd.	17	5,519
Viking Holdings Ltd.(a)	51	3,680
		85,814
Household Durables — 0.6%
DR Horton, Inc.	102	15,182
Garmin Ltd.	68	13,712
Meritage Homes Corp.	340	23,633
Newell Brands, Inc.	68	289
Taylor Morrison Home Corp., Class A(a)	51	3,108
		55,924
Household Products — 0.3%
Colgate-Palmolive Co.	221	19,954
Procter & Gamble Co.(The)	68	10,320
		30,274
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.(The)	187	2,740
Industrial Conglomerates — 1.6%
3M Co.	255	39,056
Honeywell International, Inc.	442	100,564
		139,620
Industrial REITs — 0.1%
Prologis, Inc.	68	8,878
Insurance — 2.1%
Aon PLC, Class A	34	11,888
Chubb Ltd.	85	26,313
Globe Life, Inc.	51	7,151
Hartford Insurance Group, Inc.(The)	238	32,144
Marsh & McLennan Companies, Inc.	272	51,188
Progressive Corp.(The)	68	14,144
Reinsurance Group of America, Inc.	68	13,787
Travelers Companies, Inc.(The)	102	29,020
		185,635
Interactive Media & Services — 8.7%
Alphabet, Inc., Class A	850	287,300
Alphabet, Inc., Class C, NVS	646	218,690
Meta Platforms, Inc., Class A	340	243,610
Pinterest, Inc., Class A(a)	51	1,129
Reddit, Inc., Class A(a)	17	3,064

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Snap, Inc., Class A, NVS(a)	204	$1,414
		755,207
IT Services — 0.8%
Accenture PLC, Class A	68	17,927
Globant SA(a)	34	2,274
GoDaddy, Inc., Class A(a)	136	13,671
International Business Machines Corp.	85	26,069
MongoDB, Inc., Class A(a)	17	6,313
VeriSign, Inc.	17	4,152
		70,406
Leisure Products — 0.3%
Hasbro, Inc.	289	25,811
Machinery — 2.1%
Caterpillar, Inc.	51	33,525
Crane Co.	17	3,105
Deere & Co.	51	26,928
Dover Corp.	34	6,851
Illinois Tool Works, Inc.	187	48,856
Mueller Industries, Inc.	68	9,257
Otis Worldwide Corp.	34	2,904
PACCAR, Inc.	17	2,089
Parker-Hannifin Corp.	34	31,819
Westinghouse Air Brake Technologies Corp.	85	19,562
		184,896
Marine Transportation — 0.1%
Kirby Corp.(a)	102	12,001
Media — 0.1%
Fox Corp., Class B	17	1,115
Sirius XM Holdings, Inc.	51	1,038
Trade Desk, Inc. (The), Class A(a)	68	2,062
Versant Media Group, Inc.(a)	36	1,173
		5,388
Metals & Mining — 0.6%
Alcoa Corp.	51	2,897
Cleveland-Cliffs, Inc.(a)	493	6,784
Commercial Metals Co.	68	5,227
Freeport-McMoRan, Inc.	221	13,311
Newmont Corp.	136	15,280
Nucor Corp.	34	6,042
		49,541
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	34	3,626
Public Service Enterprise Group, Inc.	34	2,800
		6,426
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc.	68	14,383
Chevron Corp.	306	54,131
Devon Energy Corp.	595	23,925
EOG Resources, Inc.	425	47,655
Exxon Mobil Corp.	17	2,404
HF Sinclair Corp.	289	15,025
Kinder Morgan, Inc.	595	18,142
Marathon Petroleum Corp.	34	5,991
ONEOK, Inc.	102	8,077
Ovintiv, Inc.	289	12,563
SM Energy Co.	24	467
Targa Resources Corp.	17	3,417
Valero Energy Corp.	85	15,422
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc.(The)	170	$11,434
		233,036
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	119	6,049
Delta Air Lines, Inc.	102	6,721
		12,770
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	1,989	109,494
Eli Lilly & Co.	119	123,421
Johnson & Johnson	255	57,949
Merck & Co., Inc.	119	13,122
Pfizer, Inc.	833	22,025
		326,011
Professional Services — 0.4%
Equifax, Inc.	34	6,848
ExlService Holdings, Inc.(a)	323	12,645
Leidos Holdings, Inc.	34	6,402
SS&C Technologies Holdings, Inc.	119	9,745
		35,640
Residential REITs — 0.2%
Camden Property Trust	102	11,123
Mid-America Apartment Communities, Inc.	51	6,849
		17,972
Retail REITs — 0.2%
Regency Centers Corp.	238	17,343
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc.(a)	221	52,317
Amkor Technology, Inc.	17	822
Analog Devices, Inc.	17	5,285
Astera Labs, Inc.(a)	17	2,560
Broadcom, Inc.	663	219,652
Credo Technology Group Holding Ltd.(a)	17	2,130
Intel Corp.(a)	663	30,810
KLA Corp.	17	24,275
Lam Research Corp.	459	107,158
Marvell Technology, Inc.	204	16,100
Microchip Technology, Inc.	17	1,291
Micron Technology, Inc.	221	91,688
Nvidia Corp.	3,383	646,593
Qorvo, Inc.(a)	17	1,328
QUALCOMM, Inc.	136	20,616
Texas Instruments, Inc.	170	36,643
		1,259,268
Software — 8.6%
Adobe, Inc.(a)	119	34,897
Atlassian Corp., Class A(a)	51	6,027
Autodesk, Inc.(a)	17	4,299
Cadence Design Systems, Inc.(a)	34	10,076
Confluent, Inc., Class A(a)	68	2,077
Crowdstrike Holdings, Inc., Class A(a)	17	7,504
Elastic NV(a)	119	7,846
HubSpot, Inc.(a)	17	4,760
Intuit, Inc.	68	33,927
Klaviyo, Inc., Class A(a)	34	755
Manhattan Associates, Inc.(a)	17	2,567
Microsoft Corp.	1,122	482,785
Oracle Corp.	221	36,372
Palantir Technologies, Inc., Class A(a)	306	44,856
Rubrik, Inc., Class A(a)	51	2,853
Salesforce, Inc.	187	39,698

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
SentinelOne, Inc., Class A(a)	17	$238
ServiceNow, Inc.(a)	170	19,892
Strategy, Inc., Class A(a)	17	2,545
Synopsys, Inc.(a)	17	7,907
		751,881
Specialized REITs — 0.5%
American Tower Corp.	85	15,239
CubeSmart	425	15,950
Digital Realty Trust, Inc.	68	11,285
		42,474
Specialty Retail — 1.9%
Bath & Body Works, Inc.	85	1,853
Best Buy Co., Inc.	51	3,320
Carvana Co., Class A(a)	34	13,638
Gap, Inc.(The)	17	476
Group 1 Automotive, Inc.	17	6,022
Home Depot, Inc.(The)	102	38,208
O'Reilly Automotive, Inc.(a)	187	18,403
TJX Companies, Inc.(The)	510	76,403
Urban Outfitters, Inc.(a)	68	4,818
		163,141
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	2,091	542,573
Dell Technologies, Inc., Class C	34	3,891
Hewlett Packard Enterprise Co.	187	4,024
Pure Storage, Inc., Class A(a)	68	4,729
Sandisk Corp.(a)	17	9,796
Seagate Technology Holdings PLC	17	6,931
Western Digital Corp.	102	25,523
		597,467
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	17	623
Deckers Outdoor Corp.(a)	17	2,029
Levi Strauss & Co., Class A	612	12,166
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	34	$12,016
		26,834
Tobacco — 1.2%
Altria Group, Inc.	612	37,938
Philip Morris International, Inc.	391	70,161
		108,099
Trading Companies & Distributors — 0.3%
Air Lease Corp., Class A	17	1,099
Applied Industrial Technologies, Inc.	68	17,708
Ferguson Enterprises, Inc.	34	8,583
		27,390
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	170	33,526
Total Long-Term Investments — 98.8% (Cost: $8,349,368)		8,609,763
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	90,000	90,000
Total Short-Term Securities — 1.1% (Cost: $90,000)		90,000
Total Investments — 99.9% (Cost: $8,439,368)		8,699,763
Other Assets Less Liabilities — 0.1%		12,654
Net Assets — 100.0%		$8,712,417

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/04/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$90,000 (b)	$—	$—	$—	$90,000	90,000	$973	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Large Cap Core Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	03/20/26	$70	$864
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,609,763	$—	$—	$8,609,763
Short-Term Securities
Money Market Funds	90,000	—	—	90,000
	$8,699,763	$—	$—	$8,699,763
Derivative Financial Instruments(a)
Assets
Equity Contracts	$864	$—	$—	$864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares